Summary of changes In warrant derivative liability (Details)	6 Months Ended
Jun. 30, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Beginning balance, Embedded derivative	£ 6,925,654
Fair value adjustment, Embedded derivative	(6,943,594)
Ending balance, Embedded derivative
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, Embedded derivative
Fair value of warrants issued in the period, Embedded derivative	13,183,155
Fair value adjustment, Embedded derivative	(10,537,611)
Ending balance, Embedded derivative	£ 2,645,544